Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000004723 [Member] | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004723 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004723 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004723 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004723 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004723 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004723 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004723 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004723 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004723 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000004723 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000004723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000004723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000004723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000004723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004724 [Member] | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004724 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004724 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004724 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004724 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004724 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004724 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004724 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004724 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004724 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004724 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000004724 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000004724 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000004724 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000004724 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000004724 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004724 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004724 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004724 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004724 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175204 [Member] | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175204 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175204 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175204 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175204 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175204 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175204 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175204 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175204 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175204 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175204 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000175204 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000175204 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000175204 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000175204 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000175204 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175204 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175204 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175204 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175204 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243226 [Member] | Federal Reserve 4 25 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243226 [Member] | Bank of America National Association 4 36 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243226 [Member] | Citigroup Global Markets Inc 4 36 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243226 [Member] | Federal Home Loan Bank Discount Notes 4 26 4 11 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243226 [Member] | Wells Fargo Securities LLC 4 36 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243226 [Member] | BNP Paribas Securities Corp 4 35 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243226 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 32 4 10 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243226 [Member] | Federal Home Loan Bank Discount Notes 4 26 7 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243226 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 27 5 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243226 [Member] | Goldman Sachs And Co LLC 4 34 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243226 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000243226 [Member] | Eight To 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000243226 [Member] | Fifteen To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000243226 [Member] | Thirty One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243226 [Member] | Over 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243226 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000243226 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000243226 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000004729 [Member] | Federal Reserve 4 25 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004729 [Member] | Bank of America National Association 4 36 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004729 [Member] | Citigroup Global Markets Inc 4 36 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004729 [Member] | Federal Home Loan Bank Discount Notes 4 26 4 11 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004729 [Member] | Wells Fargo Securities LLC 4 36 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004729 [Member] | BNP Paribas Securities Corp 4 35 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004729 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 32 4 10 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004729 [Member] | Federal Home Loan Bank Discount Notes 4 26 7 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004729 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 27 5 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004729 [Member] | Goldman Sachs And Co LLC 4 34 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004729 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000004729 [Member] | Eight To 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004729 [Member] | Fifteen To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000004729 [Member] | Thirty One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000004729 [Member] | Over 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004729 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000004729 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000004729 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000071257 [Member] | Federal Reserve 4 25 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000071257 [Member] | Bank of America National Association 4 36 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000071257 [Member] | Citigroup Global Markets Inc 4 36 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071257 [Member] | Federal Home Loan Bank Discount Notes 4 26 4 11 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071257 [Member] | Wells Fargo Securities LLC 4 36 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071257 [Member] | BNP Paribas Securities Corp 4 35 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071257 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 32 4 10 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071257 [Member] | Federal Home Loan Bank Discount Notes 4 26 7 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071257 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 27 5 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071257 [Member] | Goldman Sachs And Co LLC 4 34 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071257 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000071257 [Member] | Eight To 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000071257 [Member] | Fifteen To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000071257 [Member] | Thirty One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000071257 [Member] | Over 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071257 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000071257 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000071257 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000071260 [Member] | Federal Reserve 4 25 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000071260 [Member] | Bank of America National Association 4 36 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000071260 [Member] | Citigroup Global Markets Inc 4 36 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071260 [Member] | Federal Home Loan Bank Discount Notes 4 26 4 11 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071260 [Member] | Wells Fargo Securities LLC 4 36 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071260 [Member] | BNP Paribas Securities Corp 4 35 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071260 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 32 4 10 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071260 [Member] | Federal Home Loan Bank Discount Notes 4 26 7 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071260 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 27 5 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071260 [Member] | Goldman Sachs And Co LLC 4 34 4 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071260 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000071260 [Member] | Eight To 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000071260 [Member] | Fifteen To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000071260 [Member] | Thirty One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000071260 [Member] | Over 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071260 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000071260 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000071260 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000004738 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004738 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004738 [Member] | Esquire Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004738 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004738 [Member] | Stock Yards Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004738 [Member] | MiMedx Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004738 [Member] | QCR Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004738 [Member] | Casella Waste Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004738 [Member] | iShares Russell Microcap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004738 [Member] | Thermon Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004738 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000004738 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000004738 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000004738 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000004738 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000004738 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004738 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004738 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004738 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004738 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034084 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034084 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034084 [Member] | Esquire Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034084 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034084 [Member] | Stock Yards Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034084 [Member] | MiMedx Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034084 [Member] | QCR Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034084 [Member] | Casella Waste Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034084 [Member] | iShares Russell Microcap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034084 [Member] | Thermon Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034084 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000034084 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000034084 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000034084 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000034084 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000034084 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034084 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034084 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034084 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034084 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004742 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004742 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004742 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004742 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004742 [Member] | Taylor Morrison Home Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004742 [Member] | Patrick Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004742 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004742 [Member] | Globus Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004742 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004742 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004742 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000004742 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000004742 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000004742 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000004742 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000004742 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004742 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004742 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004742 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004742 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004742 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004745 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004745 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004745 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004745 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004745 [Member] | Taylor Morrison Home Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004745 [Member] | Patrick Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004745 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004745 [Member] | Globus Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004745 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004745 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004745 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000004745 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000004745 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000004745 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000004745 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000004745 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004745 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004745 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004745 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175205 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175205 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175205 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175205 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175205 [Member] | Taylor Morrison Home Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175205 [Member] | Patrick Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175205 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175205 [Member] | Globus Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175205 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175205 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175205 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000175205 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000175205 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000175205 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000175205 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000175205 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000175205 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175205 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175205 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175205 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175205 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004750 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004750 [Member] | Willis Lease Finance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004750 [Member] | Oil Dri Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004750 [Member] | Miller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004750 [Member] | Bel Fuse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004750 [Member] | Whitestone [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004750 [Member] | Natural Grocers by Vitamin Cottage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004750 [Member] | North American Construction Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004750 [Member] | Investors Title Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004750 [Member] | Ingles Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004750 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000004750 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000004750 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000004750 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000004750 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004750 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004750 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004750 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004750 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004750 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004750 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004753 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004753 [Member] | Willis Lease Finance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004753 [Member] | Oil Dri Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004753 [Member] | Miller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004753 [Member] | Bel Fuse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004753 [Member] | Whitestone [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004753 [Member] | Natural Grocers by Vitamin Cottage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004753 [Member] | North American Construction Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004753 [Member] | Investors Title Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004753 [Member] | Ingles Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004753 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000004753 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000004753 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000004753 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000004753 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004753 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004753 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004753 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004753 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004753 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004753 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074294 [Member] | Fannie Mae TBA 2 00 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074294 [Member] | Fannie Mae TBA 2 50 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074294 [Member] | Fannie Mae Pool CB4463 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074294 [Member] | Fannie Mae Pool CB5037 5 50 11 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074294 [Member] | Fannie Mae Pool CB4314 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074294 [Member] | Freddie Mac Pool RJ3358 5 50 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074294 [Member] | Fannie Mae Pool BL4650 2 30 10 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074294 [Member] | Freddie Mac Pool RA7503 4 50 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074294 [Member] | Fannie Mae 4 66 12 31 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074294 [Member] | Fannie Mae Pool CB3797 4 00 6 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074294 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074294 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074294 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000074294 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000066097 [Member] | Fannie Mae TBA 2 00 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000066097 [Member] | Fannie Mae TBA 2 50 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000066097 [Member] | Fannie Mae Pool CB4463 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000066097 [Member] | Fannie Mae Pool CB5037 5 50 11 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000066097 [Member] | Fannie Mae Pool CB4314 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000066097 [Member] | Freddie Mac Pool RJ3358 5 50 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000066097 [Member] | Fannie Mae Pool BL4650 2 30 10 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066097 [Member] | Freddie Mac Pool RA7503 4 50 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066097 [Member] | Fannie Mae 4 66 12 31 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066097 [Member] | Fannie Mae Pool CB3797 4 00 6 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066097 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000066097 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000066097 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000066097 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210802 [Member] | Fannie Mae TBA 2 00 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210802 [Member] | Fannie Mae TBA 2 50 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210802 [Member] | Fannie Mae Pool CB4463 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210802 [Member] | Fannie Mae Pool CB5037 5 50 11 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210802 [Member] | Fannie Mae Pool CB4314 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210802 [Member] | Freddie Mac Pool RJ3358 5 50 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210802 [Member] | Fannie Mae Pool BL4650 2 30 10 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210802 [Member] | Freddie Mac Pool RA7503 4 50 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210802 [Member] | Fannie Mae 4 66 12 31 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210802 [Member] | Fannie Mae Pool CB3797 4 00 6 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210802 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210802 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210802 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000210802 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102917 [Member] | Petroleos Mexicanos 6 35 2 12 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102917 [Member] | Morocco Government International Bond 4 75 4 2 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102917 [Member] | Colombia Government International Bond 7 75 11 7 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102917 [Member] | Turkey Government International Bond 4 88 4 16 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102917 [Member] | Argentine Republic Government International Bond 3 50 7 9 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102917 [Member] | Petroleos Mexicanos 5 63 1 23 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102917 [Member] | Argentine Republic Government International Bond 4 13 7 9 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102917 [Member] | Oman Government International Bond 6 75 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102917 [Member] | Turkey Government International Bond 5 75 5 11 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102917 [Member] | Colombia Government International Bond 8 00 11 14 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102917 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000102917 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102917 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102917 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000102917 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102917 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102917 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102917 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102917 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102917 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000102917 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000102917 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000102917 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000102917 [Member] | UZBEKISTAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102917 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102917 [Member] | SERBIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102917 [Member] | BENIN
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102917 [Member] | MONTENEGRO
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102917 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102917 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000102918 [Member] | Petroleos Mexicanos 6 35 2 12 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102918 [Member] | Morocco Government International Bond 4 75 4 2 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102918 [Member] | Colombia Government International Bond 7 75 11 7 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102918 [Member] | Turkey Government International Bond 4 88 4 16 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102918 [Member] | Argentine Republic Government International Bond 3 50 7 9 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102918 [Member] | Petroleos Mexicanos 5 63 1 23 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102918 [Member] | Argentine Republic Government International Bond 4 13 7 9 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102918 [Member] | Oman Government International Bond 6 75 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102918 [Member] | Turkey Government International Bond 5 75 5 11 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102918 [Member] | Colombia Government International Bond 8 00 11 14 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102918 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000102918 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102918 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102918 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000102918 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102918 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102918 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102918 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102918 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102918 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000102918 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000102918 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000102918 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000102918 [Member] | UZBEKISTAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102918 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102918 [Member] | SERBIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102918 [Member] | BENIN
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102918 [Member] | MONTENEGRO
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102918 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102918 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000176573 [Member] | Petroleos Mexicanos 6 35 2 12 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176573 [Member] | Morocco Government International Bond 4 75 4 2 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176573 [Member] | Colombia Government International Bond 7 75 11 7 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176573 [Member] | Turkey Government International Bond 4 88 4 16 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176573 [Member] | Argentine Republic Government International Bond 3 50 7 9 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176573 [Member] | Petroleos Mexicanos 5 63 1 23 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176573 [Member] | Argentine Republic Government International Bond 4 13 7 9 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176573 [Member] | Oman Government International Bond 6 75 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176573 [Member] | Turkey Government International Bond 5 75 5 11 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176573 [Member] | Colombia Government International Bond 8 00 11 14 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176573 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000176573 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176573 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176573 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000176573 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176573 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176573 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176573 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176573 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176573 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000176573 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000176573 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000176573 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000176573 [Member] | UZBEKISTAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176573 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176573 [Member] | SERBIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176573 [Member] | BENIN
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176573 [Member] | MONTENEGRO
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176573 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000176573 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000102921 [Member] | Nissan Motor Acceptance Co LLC 1 85 9 16 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102921 [Member] | Cloud Software Group Inc 6 50 3 31 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102921 [Member] | Intelligent Packaging Ltd Finco Inc Intelligent Packaging Ltd Co Issuer LLC 6 00 9 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102921 [Member] | Dealer Tire LLC DT Issuer LLC 8 00 2 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102921 [Member] | Venture Global LNG Inc 7 00 1 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102921 [Member] | Prairie Acquiror LP 9 00 8 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102921 [Member] | NESCO Holdings II Inc 5 50 4 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102921 [Member] | AmeriTex HoldCo Intermediate LLC 10 25 10 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102921 [Member] | Allied Universal Holdco LLC 7 88 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102921 [Member] | One 261229 BC Ltd 10 00 4 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102921 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102921 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000102921 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000102921 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000102921 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000102921 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000102921 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000102921 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000102921 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102921 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102922 [Member] | Nissan Motor Acceptance Co LLC 1 85 9 16 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102922 [Member] | Cloud Software Group Inc 6 50 3 31 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102922 [Member] | Intelligent Packaging Ltd Finco Inc Intelligent Packaging Ltd Co Issuer LLC 6 00 9 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102922 [Member] | Dealer Tire LLC DT Issuer LLC 8 00 2 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102922 [Member] | Venture Global LNG Inc 7 00 1 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102922 [Member] | Prairie Acquiror LP 9 00 8 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102922 [Member] | NESCO Holdings II Inc 5 50 4 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102922 [Member] | AmeriTex HoldCo Intermediate LLC 10 25 10 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102922 [Member] | Allied Universal Holdco LLC 7 88 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102922 [Member] | One 261229 BC Ltd 10 00 4 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102922 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102922 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000102922 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000102922 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000102922 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000102922 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000102922 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000102922 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000102922 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102922 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225268 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225268 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225268 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225268 [Member] | Cheesecake Factory Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225268 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225268 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225268 [Member] | Southwest Gas Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225268 [Member] | Mercantile Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225268 [Member] | Gates Industrial Corp Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225268 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225268 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000225268 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000225268 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000225268 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000225268 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000225268 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000225268 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000225268 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225268 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225268 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225268 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000146124 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146124 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146124 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146124 [Member] | Cheesecake Factory Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146124 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146124 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000146124 [Member] | Southwest Gas Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146124 [Member] | Mercantile Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146124 [Member] | Gates Industrial Corp Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000146124 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000146124 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000146124 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000146124 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000146124 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000146124 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000146124 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000146124 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000146124 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000146124 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000146124 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146124 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175206 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175206 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175206 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175206 [Member] | Cheesecake Factory Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175206 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175206 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175206 [Member] | Southwest Gas Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175206 [Member] | Mercantile Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175206 [Member] | Gates Industrial Corp Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175206 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175206 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000175206 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000175206 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000175206 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000175206 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000175206 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000175206 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000175206 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175206 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175206 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175206 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217811 [Member] | Fannie Mae 4 66 12 31 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217811 [Member] | Fannie Mae Pool BT1616 2 00 4 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217811 [Member] | Fannie Mae Pool AN2855 2 22 9 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217811 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217811 [Member] | Fannie Mae Pool BZ0523 4 50 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217811 [Member] | Fannie Mae Pool BS1730 1 53 4 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217811 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217811 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217811 [Member] | Luminace Issuer LLC Series 2022 1 Class B 5 91 7 31 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217811 [Member] | Becton Dickinson And Co 5 08 6 7 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217811 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000217811 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217811 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000217811 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000217811 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000217811 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195863 [Member] | Fannie Mae 4 66 12 31 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195863 [Member] | Fannie Mae Pool BT1616 2 00 4 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195863 [Member] | Fannie Mae Pool AN2855 2 22 9 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195863 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195863 [Member] | Fannie Mae Pool BZ0523 4 50 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195863 [Member] | Fannie Mae Pool BS1730 1 53 4 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195863 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195863 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195863 [Member] | Luminace Issuer LLC Series 2022 1 Class B 5 91 7 31 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195863 [Member] | Becton Dickinson And Co 5 08 6 7 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195863 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195863 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195863 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195863 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000195863 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195863 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000195863 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000195863 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000195863 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195864 [Member] | Fannie Mae 4 66 12 31 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195864 [Member] | Fannie Mae Pool BT1616 2 00 4 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195864 [Member] | Fannie Mae Pool AN2855 2 22 9 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195864 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195864 [Member] | Fannie Mae Pool BZ0523 4 50 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195864 [Member] | Fannie Mae Pool BS1730 1 53 4 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195864 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195864 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195864 [Member] | Luminace Issuer LLC Series 2022 1 Class B 5 91 7 31 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195864 [Member] | Becton Dickinson And Co 5 08 6 7 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195864 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195864 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195864 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195864 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000195864 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195864 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000195864 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000195864 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000195864 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227055 [Member] | Fannie Mae 4 66 12 31 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227055 [Member] | Fannie Mae Pool BT1616 2 00 4 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000227055 [Member] | Fannie Mae Pool AN2855 2 22 9 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000227055 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227055 [Member] | Fannie Mae Pool BZ0523 4 50 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227055 [Member] | Fannie Mae Pool BS1730 1 53 4 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227055 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227055 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227055 [Member] | Luminace Issuer LLC Series 2022 1 Class B 5 91 7 31 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227055 [Member] | Becton Dickinson And Co 5 08 6 7 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227055 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227055 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227055 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227055 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000227055 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227055 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000227055 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000227055 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000227055 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231739 [Member] | Fannie Mae TBA 2 00 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231739 [Member] | Fannie Mae TBA 2 50 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231739 [Member] | Fannie Mae TBA 3 00 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231739 [Member] | Northwest Natural Holding Co 7 00 9 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231739 [Member] | Fannie Mae TBA 6 00 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231739 [Member] | Fannie Mae TBA 3 50 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231739 [Member] | United Kingdom Gilt 4 38 7 31 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231739 [Member] | Fannie Mae Pool CB9720 5 50 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231739 [Member] | Fannie Mae Pool BT8271 4 00 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231739 [Member] | General Motors Financial Co Inc 5 05 4 4 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231739 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231739 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000231739 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000231739 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231739 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231739 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231739 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231739 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231739 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231739 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000231739 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231739 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000231739 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000231741 [Member] | Fannie Mae TBA 2 00 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231741 [Member] | Fannie Mae TBA 2 50 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231741 [Member] | Fannie Mae TBA 3 00 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231741 [Member] | Northwest Natural Holding Co 7 00 9 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231741 [Member] | Fannie Mae TBA 6 00 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231741 [Member] | Fannie Mae TBA 3 50 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231741 [Member] | United Kingdom Gilt 4 38 7 31 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231741 [Member] | Fannie Mae Pool CB9720 5 50 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231741 [Member] | Fannie Mae Pool BT8271 4 00 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231741 [Member] | General Motors Financial Co Inc 5 05 4 4 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231741 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231741 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000231741 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000231741 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231741 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231741 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231741 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231741 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231741 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231741 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000231741 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231741 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000231741 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000231740 [Member] | Fannie Mae TBA 2 00 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231740 [Member] | Fannie Mae TBA 2 50 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231740 [Member] | Fannie Mae TBA 3 00 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231740 [Member] | Northwest Natural Holding Co 7 00 9 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231740 [Member] | Fannie Mae TBA 6 00 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231740 [Member] | Fannie Mae TBA 3 50 4 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231740 [Member] | United Kingdom Gilt 4 38 7 31 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231740 [Member] | Fannie Mae Pool CB9720 5 50 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231740 [Member] | Fannie Mae Pool BT8271 4 00 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231740 [Member] | General Motors Financial Co Inc 5 05 4 4 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231740 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231740 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000231740 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000231740 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231740 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231740 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231740 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231740 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231740 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231740 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000231740 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231740 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000231740 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000231742 [Member] | Northwest Natural Holding Co 7 00 9 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231742 [Member] | United Kingdom Gilt 4 38 7 31 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231742 [Member] | General Motors Financial Co Inc 5 05 4 4 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | U S Treasury Notes 4 00 2 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231742 [Member] | U S Treasury Notes 3 63 8 31 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231742 [Member] | U S Treasury Bonds 4 25 2 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231742 [Member] | Uniti Fiber Abs Issuer LLC Series 2025 1A Class B 6 37 4 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | SWCH Commercial Mortgage Trust Series 2025 DATA Class C Term SOFR 1M 2 092 6 41 3 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | SWCH Commercial Mortgage Trust Series 2025 DATA Class D Term SOFR 1M 2 641 6 96 3 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | Continental Resources Inc 4 38 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231742 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000231742 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231742 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231742 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231742 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231742 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231742 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231742 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231742 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000231742 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231742 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000231742 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000231742 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000231742 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231742 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231742 [Member] | MACAO
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000231742 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231742 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231742 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000231742 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000231744 [Member] | Northwest Natural Holding Co 7 00 9 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231744 [Member] | United Kingdom Gilt 4 38 7 31 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231744 [Member] | General Motors Financial Co Inc 5 05 4 4 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | U S Treasury Notes 4 00 2 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231744 [Member] | U S Treasury Notes 3 63 8 31 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231744 [Member] | U S Treasury Bonds 4 25 2 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231744 [Member] | Uniti Fiber Abs Issuer LLC Series 2025 1A Class B 6 37 4 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | SWCH Commercial Mortgage Trust Series 2025 DATA Class C Term SOFR 1M 2 092 6 41 3 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | SWCH Commercial Mortgage Trust Series 2025 DATA Class D Term SOFR 1M 2 641 6 96 3 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | Continental Resources Inc 4 38 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000231744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231744 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231744 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231744 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231744 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231744 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231744 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000231744 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231744 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000231744 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000231744 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000231744 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231744 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231744 [Member] | MACAO
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000231744 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231744 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231744 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000231744 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000231743 [Member] | Northwest Natural Holding Co 7 00 9 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231743 [Member] | United Kingdom Gilt 4 38 7 31 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231743 [Member] | General Motors Financial Co Inc 5 05 4 4 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | U S Treasury Notes 4 00 2 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231743 [Member] | U S Treasury Notes 3 63 8 31 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231743 [Member] | U S Treasury Bonds 4 25 2 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231743 [Member] | Uniti Fiber Abs Issuer LLC Series 2025 1A Class B 6 37 4 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | SWCH Commercial Mortgage Trust Series 2025 DATA Class C Term SOFR 1M 2 092 6 41 3 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | SWCH Commercial Mortgage Trust Series 2025 DATA Class D Term SOFR 1M 2 641 6 96 3 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | Continental Resources Inc 4 38 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231743 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000231743 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231743 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231743 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231743 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231743 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231743 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231743 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231743 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000231743 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231743 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000231743 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000231743 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000231743 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231743 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231743 [Member] | MACAO
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000231743 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231743 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231743 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000231743 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%